EQUITY INCOME FUND
EQUITY INCOME FUND
Investment Objective
The fund seeks current income.
Capital appreciation is a secondary objective.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees B Shares EQUITY INCOME FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	none	none	none	5.00%	1.00%	none	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EQUITY INCOME FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Management Fee	0.93%	0.73%	0.93%	0.93%	0.93%	0.93%	0.58%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.94%	0.74%	1.19%	1.94%	1.94%	1.44%	0.59%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EQUITY INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	96	300	521	1,155
INSTITUTIONAL CLASS	76	237	412	919
A CLASS	690	932	1,192	1,935
B CLASS	597	910	1,148	2,068
C CLASS	197	610	1,048	2,261
R CLASS	147	456	788	1,723
R6 CLASS	60	189	330	738

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
EQUITY INCOME FUND B CLASS	197	610	1,048	2,068

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The portfolio managers look for equity securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase. The portfolio managers also look for equity securities of companies that they believe are undervalued and have the potential for an increase in price. To identify these undervalued companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected in the companies' stock prices or may be outside the companies' historical ranges.

The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers' standards of selection.

The portfolio managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria, a stock's risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock's prospects.

Principal Risks
•	Discontinuance of Dividend Payments - If the stocks purchased by the fund do not continue dividend payments, the value of the fund's shares may decline, even if stock prices generally are rising.
•	Style Risk - If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.
•

Convertible Securities Risk - The fund invests in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	Market Risk - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2003): 13.63%

Lowest Performance Quarter (4Q 2008): -11.31%

As of June 30, 2013, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 11.77%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns EQUITY INCOME FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		11.51%	3.26%	7.41%		Aug. 01, 1994
INVESTOR CLASS Return After Taxes on Distributions		10.91%	2.73%	6.26%		Aug. 01, 1994
INVESTOR CLASS Return After Taxes on Distributions and Sale of Fund Shares		8.25%	2.68%	6.08%		Aug. 01, 1994
INSTITUTIONAL CLASS		11.57%	3.46%	7.62%		Jul. 08, 1998
A CLASS	[1]	4.89%	1.78%	6.51%		Mar. 07, 1997
B CLASS		6.25%	2.07%		1.07%	Sep. 28, 2007
C CLASS		10.26%	2.23%	6.35%		Jul. 13, 2001
R CLASS		10.84%	2.75%		6.12%	Aug. 29, 2003
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		17.55%	0.83%	7.54%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

LARGE COMPANY VALUE FUND
LARGE COMPANY VALUE FUND
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees B Shares LARGE COMPANY VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	none	none	none	5.00%	1.00%	none	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LARGE COMPANY VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Management Fee	0.87%	0.67%	0.87%	0.87%	0.87%	0.87%	0.52%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	none	none	none	none	none	none	none
Total Annual Fund Operating Expenses	0.87%	0.67%	1.12%	1.87%	1.87%	1.37%	0.52%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example LARGE COMPANY VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	89	278	483	1,073
INSTITUTIONAL CLASS	69	215	374	835
A CLASS	683	911	1,157	1,860
B CLASS	590	889	1,112	1,993
C CLASS	190	589	1,012	2,188
R CLASS	140	435	751	1,645
R6 CLASS	53	167	291	653

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
LARGE COMPANY VALUE FUND B CLASS	190	589	1,012	1,993

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund's assets in equity securities of companies comprising the Russell 1000® Index.

In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company's value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The portfolio managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria.

Principal Risks
•	Style Risk - If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.
•	Market Risk - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility - The value of the fund's shares may fluctuate significantly in the short term.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2003): 17.47%

Lowest Performance Quarter (4Q 2008): -21.26%

As of June 30, 2013, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 15.99%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns LARGE COMPANY VALUE FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		16.41%	(0.19%)	6.08%		Jul. 30, 1999
INVESTOR CLASS Return After Taxes on Distributions		16.07%	(0.55%)	5.64%		Jul. 30, 1999
INVESTOR CLASS Return After Taxes on Distributions and Sale of Fund Shares		11.09%	(0.23%)	5.27%		Jul. 30, 1999
INSTITUTIONAL CLASS		16.64%	0.01%	6.29%		Aug. 10, 2001
A CLASS	[1]	9.74%	(1.62%)	5.18%		Oct. 26, 2000
B CLASS		11.42%	(1.39%)		5.34%	Jan. 31, 2003
C CLASS		15.27%	(1.18%)	5.02%		Nov. 07, 2001
R CLASS		15.84%	(0.69%)		4.47%	Aug. 29, 2003
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		17.51%	0.59%	7.38%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
[1]	Prior to December 3, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

MARKET NEUTRAL VALUE FUND
MARKET NEUTRAL VALUE FUND
Investment Objective
The fund seeks long-term capital growth, independent of equity market conditions.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MARKET NEUTRAL VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	none	none	none	1.00%	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MARKET NEUTRAL VALUE FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fee		1.90%	1.70%	1.90%	1.90%	1.90%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Dividends on Short Sales		2.85%	2.85%	2.85%	2.85%	2.85%
Interest Expense for Borrowings on Short Sales		0.29%	0.29%	0.29%	0.29%	0.29%
Other		none	none	none	none	none
Other Expenses		3.14%	3.14%	3.14%	3.14%	3.14%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		5.06%	4.86%	5.31%	6.06%	5.56%
Fee Waiver	[1]	0.30%	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses After Waiver		4.76%	4.56%	5.01%	5.76%	5.26%
[1]	The advisor has agreed to waive 0.30 percentage points of the fund's management fee. The advisor expects this waiver to continue until July 31, 2014 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MARKET NEUTRAL VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	478	1,494	2,505	5,017
INSTITUTIONAL CLASS	459	1,438	2,417	4,866
A CLASS	1,049	2,048	3,039	5,477
C CLASS	576	1,768	2,933	5,724
R CLASS	527	1,632	2,722	5,380

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 588% of the average value of its portfolio.

Principal Investment Strategies

The portfolio managers use a value investment strategy to construct the portfolio for the fund. The portfolio managers buy, or take long positions in, equity securities they have identified as undervalued. They take short positions in equity securities that they have identified as overvalued. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. To close out the short sale, the fund buys the same stock in the market and returns it to the lender. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The fund's investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund's performance). A market neutral strategy seeks to limit the fund's volatility relative to the market. As a result of this strategy, the portfolio's price movements are not expected to correlate with the market's price movements.

In selecting stocks for the fund's long portfolio, the portfolio managers look for companies of all sizes whose stock prices may not reflect the companies' values. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use the same fundamental investment strategy to identify stocks that they believe are overvalued, which will make up the fund's short positions. In addition, the fund may take long or short positions in exchange traded funds or other securities that provide exposure to market or sector indices, underlying commodities or commodity indices the portfolio managers have identified as undervalued (for the long portfolio) or overvalued (for the short portfolio). The portfolio managers may also engage in capital structure arbitrage investment strategies.

The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers' standards of selection.

The portfolio managers may sell stocks from the fund's long portfolio if they believe a stock no longer meets their valuation criteria, a stock's risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock's prospects. Similarly, the portfolio managers may close out a short sale when they feel that a stock has moved closer to its fair value, and the company is no longer sufficiently overvalued to create an attractive short position.

Under normal market conditions, the fund intends to keep its assets invested primarily in U.S. equity securities. However, the fund may invest a portion of its assets in foreign securities. In addition, there may be times when the fund holds a significant portion of its assets in cash or cash equivalents.

Principal Risks
•

Multi-Cap Investing - The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•

Style Risk - If the market does not consider the individual stocks purchased for the fund's long portfolio to be undervalued and the stocks comprising the fund's short portfolio to be overvalued, the value of the fund's shares may decline, even if stock prices generally are rising.

•

Failure to Maintain Market Neutrality - Though the fund seeks to limit risks associated with investing in the general equity market, external conditions may impact the fund's performance. In addition, although the portfolio managers intend to construct a market neutral portfolio, there is a risk that the portfolio managers will not construct a portfolio that limits exposure to general market movements.

•

Short Sales Risk - If the price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Foreign Securities - The fund may invest in foreign securities, which may be riskier than investing in U.S. securities.
•

Market Risk - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns in its long portfolio, or in which the fund has taken a short position as well as other factors generally affecting the securities market.

•	Price Volatility - The value of the fund's shares may fluctuate significantly in the short term.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2012): 2.24%

Lowest Performance Quarter (2Q 2012): -0.39%

As of June 30, 2013, the most recent calendar quarter end, the fund's Investor Class year-to-date return was 1.28%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns MARKET NEUTRAL VALUE FUND	1 Year	Since Inception	Inception Date
INVESTOR CLASS	4.03%	4.32%	Oct. 31, 2011
INVESTOR CLASS Return After Taxes on Distributions	3.25%	3.65%	Oct. 31, 2011
INVESTOR CLASS Return After Taxes on Distributions and Sale of Fund Shares	3.01%	3.43%	Oct. 31, 2011
INSTITUTIONAL CLASS	4.23%	4.49%	Oct. 31, 2011
A CLASS	(2.17%)	(1.07%)	Oct. 31, 2011
C CLASS	3.05%	3.30%	Oct. 31, 2011
R CLASS	3.54%	3.81%	Oct. 31, 2011
Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	0.07%	Oct. 31, 2011

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

MID CAP VALUE FUND
MID CAP VALUE FUND
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MID CAP VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	none	none	none	1.00%	none	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MID CAP VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fee	1.00%	0.80%	1.00%	1.00%	1.00%	0.65%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%	none
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	0.81%	1.26%	2.01%	1.51%	0.66%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MID CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	103	322	559	1,236
INSTITUTIONAL CLASS	83	259	450	1,002
A CLASS	696	952	1,228	2,010
C CLASS	204	632	1,084	2,334
R CLASS	154	478	824	1,800
R6 CLASS	68	212	368	823

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the portfolio managers will invest at least 80% of the fund's assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company's value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers' standards of selection.

The portfolio managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria, a stock's risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock's prospects.

Principal Risks
•	Mid Cap Stocks - The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.
•	Style Risk - If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.
•	Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	IPO Risk - The fund's performance may be affected by investments in initial public offerings.
•	Market Risk - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility - The value of the fund's shares may fluctuate significantly in the short term.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 17.59%

Lowest Performance Quarter (4Q 2008): -18.96%

As of June 30, 2013, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 15.16%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns MID CAP VALUE FUND		1 Year	5 Years		Since Inception		Inception Date
INVESTOR CLASS		16.44%	6.33%		8.61%		Mar. 31, 2004
INVESTOR CLASS Return After Taxes on Distributions		15.49%	5.74%		7.27%		Mar. 31, 2004
INVESTOR CLASS Return After Taxes on Distributions and Sale of Fund Shares		11.45%	5.32%		6.90%		Mar. 31, 2004
INSTITUTIONAL CLASS		16.66%	6.54%		9.07%		Aug. 02, 2004
A CLASS	[1]	9.46%	4.81%		6.75%		Jan. 13, 2005
C CLASS		15.25%	5.27%	[2]	7.53%	[2]	Mar. 01, 2010
R CLASS		15.89%	5.81%		6.21%		Jul. 29, 2005
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		18.51%	3.79%		7.53%		Mar. 31, 2004
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[2]	Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

NT LARGE COMPANY VALUE FUND
NT LARGE COMPANY VALUE FUND
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NT LARGE COMPANY VALUE FUND	INSTITUTIONAL CLASS	R6 CLASS
Management Fee	0.67%	0.52%
Distribution and Service (12b-1) Fees	none	none
Other Expenses	none	none
Total Annual Fund Operating Expenses	0.67%	0.52%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NT LARGE COMPANY VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS	69	215	374	835
R6 CLASS	53	167	291	653

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund's assets in equity securities of companies comprising the Russell 1000® Index.

In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company's value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The portfolio managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

Principal Risks
•	Style Risk - If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.
•	Tobacco Exclusion - The fund's prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.
•	Market Risk - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility - The value of the fund's shares may fluctuate significantly in the short term.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Institutional Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 16.37%

Lowest Performance Quarter (4Q 2008): -21.23%

As of June 30, 2013, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was 16.13%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns NT LARGE COMPANY VALUE FUND	1 Year	5 Years	Since Inception	Inception Date
INSTITUTIONAL CLASS	16.63%	(0.15%)	1.61%	May 12, 2006
INSTITUTIONAL CLASS Return After Taxes on Distributions	16.08%	(0.49%)	1.24%	May 12, 2006
INSTITUTIONAL CLASS Return After Taxes on Distributions and Sale of Fund Shares	11.51%	(0.18%)	1.33%	May 12, 2006
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	2.21%	Apr. 28, 2006
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	3.48%	Apr. 28, 2006

The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

NT MID CAP VALUE FUND
NT MID CAP VALUE FUND
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NT MID CAP VALUE FUND	INSTITUTIONAL CLASS	R6 CLASS
Management Fee	0.80%	0.65%
Distribution and Service (12b-1) Fees	none	none
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.81%	0.66%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NT MID CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS	83	259	450	1,002
R6 CLASS	68	212	368	823

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the portfolio managers will invest at least 80% of the fund's assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company's value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers' standards of selection.

The portfolio managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria, a stock's risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock's prospects.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

Principal Risks
•	Mid Cap Stocks - The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.
•	Style Risk - If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.
•	Tobacco Exclusion - The fund's prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.
•	Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	IPO Risk - The fund's performance may be affected by investments in initial public offerings.
•	Market Risk - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility - The value of the fund's shares may fluctuate significantly in the short term.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Institutional Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 17.60%

Lowest Performance Quarter (4Q 2008): -18.76%

As of June 30, 2013, the most recent calendar quarter end, the fund’s Institutional Class year-to-date return was 15.47%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns NT MID CAP VALUE FUND	1 Year	5 Years	Since Inception	Inception Date
INSTITUTIONAL CLASS	16.55%	6.75%	6.49%	May 12, 2006
INSTITUTIONAL CLASS Return After Taxes on Distributions	15.40%	5.65%	5.08%	May 12, 2006
INSTITUTIONAL CLASS Return After Taxes on Distributions and Sale of Fund Shares	11.62%	5.44%	5.00%	May 12, 2006
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	18.51%	3.79%	4.18%	Apr. 28, 2006

The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

SMALL CAP VALUE FUND
SMALL CAP VALUE FUND
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SMALL CAP VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	none	none	none	1.00%	none	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SMALL CAP VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fee	1.25%	1.05%	1.25%	1.25%	1.25%	0.90%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%	none
Other Expenses	none	none	none	none	none	none
Acquired Fund Fees and Expenses	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.42%	1.22%	1.67%	2.42%	1.92%	1.07%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example SMALL CAP VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	145	450	777	1,701
INSTITUTIONAL CLASS	125	388	671	1,477
A CLASS	735	1,072	1,431	2,436
C CLASS	246	756	1,291	2,752
R CLASS	195	604	1,038	2,240
R6 CLASS	109	341	591	1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 126% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the portfolio managers will invest at least 80% of the fund's assets in small cap companies. The portfolio managers consider small cap companies to include those with a market capitalization no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index.

In selecting stocks for the fund, the portfolio managers look for equity securities of smaller companies whose stock price may not reflect the company's value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The portfolio managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria, a stock's risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock's prospects.

Principal Risks
•

Small Cap Stocks - The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•	Style Risk - If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.
•	IPO Risk - The fund's performance may be affected by investments in initial public offerings.
•	Market Risk - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility - The value of the fund's shares may fluctuate significantly in the short term.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 22.79%
Lowest Performance Quarter (4Q 2008): -21.23%

As of June 30, 2013, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 13.79%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns SMALL CAP VALUE FUND		1 Year	5 Years		10 Years
INVESTOR CLASS		16.70%	6.29%		10.60%
INVESTOR CLASS Return After Taxes on Distributions		15.30%	5.63%		8.86%
INVESTOR CLASS Return After Taxes on Distributions and Sale of Fund Shares		11.77%	5.28%		8.67%
INSTITUTIONAL CLASS		16.84%	6.50%		10.81%
A CLASS	[1]	9.66%	4.79%		9.69%
C CLASS		15.36%	5.20%	[2]	9.49%	[2]
R CLASS		16.04%	5.75%	[2]	10.04%	[2]
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		18.05%	3.55%		9.50%
[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[2]	Historical performance for C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

VALUE FUND
VALUE FUND
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees B Shares VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	none	none	none	5.00%	1.00%	none	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Management Fee	0.99%	0.79%	0.99%	0.99%	0.99%	0.99%	0.64%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.00%	0.80%	1.25%	2.00%	2.00%	1.50%	0.65%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	102	319	553	1,225
INSTITUTIONAL CLASS	82	256	445	990
A CLASS	695	949	1,223	1,999
B CLASS	603	928	1,179	2,132
C CLASS	203	628	1,079	2,324
R CLASS	153	475	819	1,789
R6 CLASS	67	208	363	811

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
VALUE FUND B CLASS	203	628	1,079	2,132

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company's value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers' standards of selection.

The portfolio managers may sell stocks from the fund's portfolio if they believe a stock no longer meets their valuation criteria, a stock's risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock's prospects.

Principal Risks
•

Multi-Cap Investing - The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•	Style Risk - If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.
•	Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.
•	Market Risk - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility - The value of the fund's shares may fluctuate significantly in the short term.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2003): 15.72%

Lowest Performance Quarter (4Q 2008): -16.86%

As of June 30, 2013, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 16.34%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns VALUE FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		14.55%	2.72%	7.13%		Sep. 01, 1993
INVESTOR CLASS Return After Taxes on Distributions		14.28%	2.40%	5.78%		Sep. 01, 1993
INVESTOR CLASS Return After Taxes on Distributions and Sale of Fund Shares		9.80%	2.27%	5.73%		Sep. 01, 1993
INSTITUTIONAL CLASS		14.75%	2.92%	7.33%		Jul. 31, 1997
A CLASS	[1]	7.79%	1.25%	6.24%		Oct. 02, 1996
B CLASS		9.43%	1.51%		6.49%	Jan. 31, 2003
C CLASS		13.34%	1.71%	6.07%		Jun. 04, 2001
R CLASS		14.03%	2.22%		3.14%	Jul. 29, 2005
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		17.55%	0.83%	7.54%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.